Other assets (Tables)	12 Months Ended
Dec. 31, 2020
Other assets
Schedule of other assets

	December 31,	December 31,
	2020	2019
Accounts receivable	938	3,549
Prepaid expenses	2,541	1,070
Prepaid fees and commissions	486	1,110
Interest receivable - deposits	8	26
IT projects under development	218	521
Severance fund	1,927	1,863
Other	698	718
	6,816	8,857